General	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – General

Galmed Pharmaceuticals Ltd. (the “Company”) is a clinical-stage biopharmaceutical company primarily focused on the development of therapeutics for the treatment of liver diseases.

The Company, in its current legal structure, was incorporated in Israel on July 31, 2013 and commenced operations on February 2, 2014. On February 2, 2014, upon a pre-ruling from the Israeli Tax Authorities, the Company underwent a reorganization (the “Reorganization”), pursuant to which all of Galmed Holdings Inc.’s business, including shares in its fully owned subsidiary, Galmed 2000, which was incorporated in the British Virgin Island) and net assets, was transferred to the Company. Contemporaneously, Galmed Pharmaceuticals Ltd. effectuated a stock split of 729:1. This Reorganization was deemed to be a restructuring under common control, in which the Company is the Successor (the “Successor”) and Galmed Holdings Inc. (which, as of the date of the Reorganization, was owned exactly proportionately by the same shareholders that owned the Company) is the predecessor (the “Predecessor”).

Accordingly, the Company succeeded the Predecessor's activities and the comparative figures which is presented on these financial statements.

All the data in the accompanying notes regarding the number of shares, options, warrants, capital notes, convertible notes, per share and par value is retroactively adjusted to reflect the 729:1 share split, which occurred upon consummation of the Reorganization.

The Company holds a wholly owned subsidiary, Galmed International Ltd., which was incorporated in Malta. Galmed International Ltd. holds a wholly owned subsidiary, Galmed Medical Research Ltd., which was incorporated in Israel.

The Company also holds a wholly owned subsidiary, Galmed Research and Development Ltd., which was incorporated in Israel.